Equity - Issued Capital (Details) - Schedule of fair value measurements	12 Months Ended
Dec. 31, 2022 USD ($)
Equity - Issued Capital (Details) - Schedule of fair value measurements [Line Items]
Beginning balance
Warrants issued during the period	5,598,835
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	(3,768,466)
Transfer upon exercise	(825,609)
Translation adjustments	92,760
Ending balance	1,097,520
Level 1 [Member]
Equity - Issued Capital (Details) - Schedule of fair value measurements [Line Items]
Beginning balance
Warrants issued during the period
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income
Transfer upon exercise
Ending balance
Level 2 [Member]
Equity - Issued Capital (Details) - Schedule of fair value measurements [Line Items]
Beginning balance
Warrants issued during the period	5,598,835
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	(3,768,466)
Transfer upon exercise	(825,609)
Translation adjustments	92,760
Ending balance	1,097,520
Level 3 [Member]
Equity - Issued Capital (Details) - Schedule of fair value measurements [Line Items]
Beginning balance
Warrants issued during the period
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income
Transfer upon exercise
Ending balance